Expense Example {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-14 - Fidelity Global Credit Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Global Credit Fund: Class A
Expense Example:
1 year	$ 493
3 years	734
5 years	1,002
10 years	1,768
Fidelity Advisor Global Credit Fund: Class M
Expense Example:
1 year	493
3 years	746
5 years	1,029
10 years	1,836
Fidelity Advisor Global Credit Fund: Class C
Expense Example:
1 year	273
3 years	592
5 years	1,048
10 years	2,101
Fidelity Advisor Global Credit Fund: Class I
Expense Example:
1 year	72
3 years	262
5 years	476
10 years	1,093
Fidelity Advisor Global Credit Fund: Class Z
Expense Example:
1 year	62
3 years	226
5 years	411
10 years	$ 945